Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Cash and cash equivalents	2,568	7,574